Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of America NA, 5.38%, 08/06/24	$270	$269,996
Sumitomo Mitsui Banking Corp./New York, 5.50%,
08/06/24, (1-day SOFR + 0.170%)(a)	250	250,001

Total Certificates of Deposit — 1.1%
(Cost: $520,000)		519,997

Commercial Paper

Fiserv Inc., 5.46%, 08/07/24	380	379,597
Ionic Funding LLC, 5.37%, 08/02/24	600	599,821
Marubeni Finance America LLC, 5.56%, 08/08/24	400	399,507
Pure Grove Funding, 5.35%, 08/07/24	250	249,741
Victory Receivables Corp., 5.35%, 08/09/24	300	299,599
VW Credit Inc., 5.43%, 08/05/24	290	289,781

Total Commercial Paper — 4.6%
(Cost: $2,218,370)		2,218,046

	Shares	Value

Grantor Trust — 18.6%

Grantor Trust —
iShares Gold Trust(b)(c)	191,520	8,867,376

Total Grantor Trust
(Cost: $7,484,066)		8,867,376
Security	Shares	Value

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(b)(d)	33,450,000	$33,450,000

Total Money Market Funds — 69.9%
(Cost: $33,450,000)		33,450,000

Total Investments — 94.2%
(Cost: $43,672,436)		45,055,419

Other Assets Less Liabilities — 5.8%		2,768,425

Net Assets — 100.0%		$47,823,844

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Non-income producing security.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,340,000	$29,110,000	(a)	$—	$—	$—	$33,450,000	33,450,000	$105,776	$—
iShares Gold Trust	10,005,405	14,825,427		(17,791,378)	1,320,518	507,404	8,867,376	191,520	—	—
					$1,320,518	$507,404	$42,317,376		$105,776	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold 100 OZ	146	12/27/24	$36,106	$554,668

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
July 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$519,997	$—	$519,997
Commercial Paper	—	2,218,046	—	2,218,046
Grantor Trust	8,867,376	—	—	8,867,376
Short-Term Securities
Money Market Funds	33,450,000	—	—	33,450,000
	$42,317,376	$2,738,043	$—	$45,055,419
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$554,668	$—	$—	$554,668

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

2